RELATED PARTY TRANSACTIONS - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2
Due to related parties		$ 71
Lin BioScience, Inc
RELATED PARTY TRANSACTIONS
Due from related parties	$ 2
Due to related parties		$ 71